BOSTON PARTNERS GLOBAL EQUITY FUND
PORTFOLIO OF INVESTMENTS
NOVEMBER 30, 2023 (Unaudited)

	NUMBER OF SHARES	VALUE
COMMON STOCKS — 94.5%
Bermuda — 2.6%
Everest Group Ltd.	6,682	$2,743,295
RenaissanceRe Holdings Ltd. (a)	12,854	2,755,382
		5,498,677
Canada — 2.2%
Cenovus Energy, Inc.	186,257	3,303,884
Teck Resources Ltd. - Class B	41,518	1,563,153
		4,867,037
Finland — 2.0%
Fortum Oyj	132,993	1,867,998
Nordea Bank Abp	220,214	2,461,863
		4,329,861
France — 11.0%
Airbus Group SE	20,687	3,074,338
Capgemini SE	14,468	2,965,338
Cie de Saint-Gobain SA	41,128	2,681,366
Eiffage SA	26,103	2,646,326
Kering SA	2,080	894,748
Rexel SA	136,250	3,287,950
Sanofi	28,971	2,701,966
TotalEnergies SE	71,065	4,843,711
Worldline SA (b),(c)	55,615	864,346
		23,960,089
Germany — 8.1%
Brenntag SE	26,571	2,298,726
Commerzbank AG	244,597	2,994,243
Daimler Truck Holding AG	25,925	841,935
Deutsche Telekom AG	127,759	3,062,147
Infineon Technologies AG	27,635	1,066,279
Rheinmetall AG	10,203	3,075,995
Siemens AG	24,982	4,196,519
		17,535,844
Greece — 0.4%
Hellenic Telecommunications Organization SA	59,731	876,866

Ireland — 4.0%
AIB Group PLC	251,819	1,167,564
CRH PLC	70,043	4,429,631
Ryanair Holdings PLC, ADR (a)(b)	26,006	3,074,429
		8,671,624
Italy — 0.5%
Enel SpA	152,707	1,079,150

Japan — 8.2%
Asahi Group Holdings Ltd.	39,100	1,447,619
Fuji Electric Co. Ltd.	21,800	914,796
Hitachi Ltd.	14,900	1,036,016
Kansai Paint Co. Ltd.	71,100	1,078,784
Mitsubishi Chemical Group Corp.	39,500	259,009
Mitsubishi Heavy Industries Ltd.	46,800	2,629,205
Mitsubishi UFJ Financial Group, Inc.	220,500	1,878,807
Panasonic Holdings Corp.	87,700	903,671
Renesas Electronics Corp. (b)	117,800	2,053,132
Sony Group Corp.	31,800	2,734,515
Subaru Corp.	42,600	759,953
Sumitomo Mitsui Financial Group, Inc.	45,500	2,238,484
		17,933,991
Luxembourg — 0.5%
Tenaris SA	61,024	1,052,829

Netherlands — 4.5%
Aalberts NV	33,536	1,327,692
ING Groep NV	219,345	3,081,561
Koninklijke Ahold NV	97,455	2,822,235
Stellantis NV	125,523	2,727,172
		9,958,660
Singapore — 1.1%
United Overseas Bank Ltd.	116,000	2,367,476

South Korea — 1.4%
Samsung Electronics Co. Ltd.	54,100	3,050,577

Spain — 1.5%
Banco Bilbao Vizcaya Argentaria SA	178,958	1,665,959
Bankinter SA	201,475	1,417,542
		3,083,501
Sweden — 1.5%
Loomis AB	32,214	856,729
Svenska Handelsbanken AB - Class A	244,462	2,309,984
		3,166,713
Switzerland — 2.5%
Glencore PLC	553,303	3,095,286
STMicroelectronics NV	49,505	2,349,956
		5,445,242
United Kingdom — 14.7%
Barratt Developments PLC	125,240	814,358
BP PLC	487,051	2,961,113
Coca-Cola Europacific Partners PLC	41,391	2,509,951
Hikma Pharmaceuticals PLC	42,784	932,312
IMI PLC	125,580	2,481,995
Inchcape PLC	215,354	1,725,661
Informa PLC	44,253	416,127
JD Sports Fashion PLC	1,310,576	2,608,634
NatWest Group PLC	694,640	1,827,469
Nomad Foods Ltd. (b)	88,382	1,427,369
Reckitt Benckiser Group PLC	42,959	2,932,682
Shell PLC	144,986	4,686,655
SSE PLC	95,382	2,210,049
Tesco PLC	871,839	3,150,836
WH Smith PLC	87,413	1,398,193
		32,083,404
United States — 27.8%
AGCO Corp.	8,860	1,005,876
Amgen, Inc.	2,974	801,909
AutoZone, Inc. (a)(b)	233	608,114
Bank of America Corp.	58,181	1,773,939
Centene Corp. (b)	15,347	1,130,767
Chubb Ltd.	11,799	2,707,045
Cigna Group, (The)	7,167	1,884,061
Cisco Systems, Inc.	49,447	2,392,245
Dell Technologies, Inc. - Class C	15,373	1,166,350
Discover Financial Services	17,232	1,602,576
Elevance Health, Inc.	3,065	1,469,637
Expedia Group, Inc. (b)	11,762	1,601,749
Fifth Third Bancorp	89,180	2,581,761
FleetCor Technologies, Inc. (b)	3,858	927,849
Gen Digital, Inc.	77,936	1,720,827
Global Payments, Inc.	8,978	1,045,398
Goldman Sachs Group, Inc.	6,587	2,249,724
HCA Healthcare, Inc.	3,512	879,686
Henry Schein, Inc. (b)	21,970	1,466,058
Humana, Inc. (a)	2,248	1,089,965
Huntington Bancshares, Inc.	222,061	2,500,407
Interpublic Group of Cos., Inc. (a)	28,637	880,301
Johnson & Johnson	10,313	1,595,009
JPMorgan Chase & Co.	21,699	3,386,780
Lamar Advertising Co. - Class A (a)	10,343	1,047,642
LKQ Corp.	18,546	825,853
McKesson Corp.	5,234	2,462,911
PayPal Holdings, Inc. (b)	14,606	841,452
Schlumberger Ltd.	21,963	1,142,955
Science Applications International Corp.	9,008	1,057,629
Southern Co.	17,757	1,260,392
TE Connectivity Ltd.	7,618	997,958
Textron, Inc.	34,692	2,659,489
United Rentals, Inc.	2,388	1,136,736
UnitedHealth Group, Inc.	2,341	1,294,503
US Foods Holding Corp. (a)(b)	70,474	3,088,875
Wells Fargo & Co.	42,327	1,887,361
Zimmer Biomet Holdings, Inc.	19,082	2,219,427
		60,391,216
TOTAL COMMON STOCKS (COST $171,211,413)		205,352,757

	NUMBER OF SHARES

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL — 4.8%
Mount Vernon Liquid Assets Portfolio, LLC, 5.48% (c)	10,406,492	10,406,492
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL (COST $10,406,492)		10,406,492

SHORT-TERM INVESTMENTS — 4.5%
Tri-State Deposit, 5.45% (c)	8,153,008	8,153,008
U.S. Bank Money Market Deposit Account, 5.20% (c)	1,515,122	1,515,122
TOTAL SHORT-TERM INVESTMENTS (COST $9,668,130)		9,668,130
TOTAL INVESTMENTS (COST $191,286,034) — 103.8%		225,427,379
LIABILITIES IN EXCESS OF OTHER ASSETS — (3.8)%		(8,322,926)
TOTAL NET ASSETS — 100.0%		$217,104,453
Percentages are stated as a percent of net assets.

ADR American Depositary Receipt
PLC Public Limited Company
REIT Real Estate Investment Trust

(a)	All or a portion of this security is on loan. At November 30, 2023, the market value of securities on loan was $10,244,239.
(b)	Non-income producing security.
(c)	The rate shown is as of November 30, 2023.

PORTFOLIO VALUATION - The Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sales price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter ("OTC") market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market. Foreign securities are valued based on prices from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates. Investments in other open-end investment companies are valued based on the NAV of those investment companies (which may use fair value pricing as discussed in their prospectuses). Options for which the primary market is a national securities exchange are valued at the last sale price on the exchange on which they are traded, or, in the absence of any sale, will be valued at the mean of the last bid and ask prices prior to the market close. Options not traded on a national securities exchange are valued at the last quoted bid price for long option positions and the closing ask price for short option positions. Forward currency exchange contracts are valued by interpolating between spot and forward currency rates as quoted by an independent pricing service. Futures contracts are generally valued using the settlement price determined by the relevant exchange. If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the RBB, Fund, Inc.’s Board of Directors (the “Board”). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

FAIR VALUE MEASUREMENTS - The inputs and valuation techniques used to measure the fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

Level 1 -	Prices are determined using quoted prices in active markets for identical securities.
Level 2 -	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 -	Prices are determined using significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of Returns the end of the date range, in valuing the Fund’s investments carried at fair value:

BOSTON PARTNERS GLOBAL EQUITY FUND

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets
Equities
Common Stocks	$205,352,757	$79,166,873	$126,185,884	$–
Total Equity Securities	205,352,757	79,166,873	126,185,884	–
Investments Purchased with Proceeds from Securities Lending Collateral
Investments Purchased with Proceeds from Securities Lending Collateral	10,406,492	–	–	–
Total Investments Purchased with Proceeds from Securities Lending Collateral	10,406,492	–	–	–

Short-Term Investments
Money Market Deposit Accounts	9,668,130	1,515,122	8,153,008	–
Total Short-Term Investments	9,668,130	1,515,122	8,153,008	–
Total Assets*	$225,427,379	$80,681,995	$134,338,892	$–

* Please refer to Portfolio of Investments for further details.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for Level 3 transfers are disclosed if the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended November 30, 2023, the Fund had no Level 3 transfers.

For more information with regard to significant accounting policies, see the most recent annual report or prospectus filed with the Securities and Exchange Commission.